Shareholder Report, Holdings (Details) - C000168913	Jun. 30, 2025
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Costco Wholesale
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Procter & Gamble
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Home Depot
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Coca-Cola
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Nestle
Holdings [Line Items]
Percent of Net Asset Value	2.90%
McDonald's
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Hermes International
Holdings [Line Items]
Percent of Net Asset Value	2.50%
O'Reilly Automotive
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hilton Worldwide Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.50%
U.S. Internet Retail
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Consumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Restaurants & Foodservice
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Household Products
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Luxury Goods
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Non-Alcoholic Beverages
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Food Products
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Personal Care Products
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	26.90%